ACCOUNTS AND OTHER RECEIVABLE, NET (Tables)	6 Months Ended
Jun. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of financial assets
The following table provides the details of financial instruments and their associated classifications as at June 30, 2021:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$2,076	$2,076
Accounts and other receivable, net (current and non-current)	—	—	5,239	5,239
Other assets (current and non-current) (1)	—	—	565	565
Financial assets (current and non-current) (2)	723	6,335	1,705	8,763
Total	$723	$6,335	$9,585	$16,643
Financial liabilities
Accounts payable and other (current and non-current) (2) (3)	$265	$316	$9,550	$10,131
Borrowings (current and non-current)	—	—	22,285	22,285
Total	$265	$316	$31,835	$32,416
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(1)Excludes prepayments, subrogation recoverable, deferred policy acquisition costs and assets held for sale of $1,180 million.
(2)Refer to Hedging Activities in Note 4(a) below.
(3)Includes derivative liabilities, and excludes provisions, decommissioning liabilities, deferred revenues, unearned premium reserve, work in progress, post-employment benefits, liabilities held for sale and various taxes and duties of $8,327 million.
The following table provides the allocation of financial instruments and their associated classifications as at December 31, 2020:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$2,743	$2,743
Accounts and other receivable, net (current and non-current)	—	—	4,989	4,989
Other assets (current and non-current) (1)	—	—	536	536
Financial assets (current and non-current) (2)	933	5,561	2,302	8,796
Total (3)	$933	$5,561	$10,570	$17,064
Financial liabilities
Accounts payable and other (2) (4)	$435	$370	$9,063	$9,868
Borrowings (current and non-current)	—	—	23,776	23,776
Total	$435	$370	$32,839	$33,644
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(1)Excludes prepayments, subrogation recoverable and other assets of $1,048 million.
(2)Refer to Hedging Activities in Note 4(a) below.
(3)Total financial assets include $4,704 million of assets pledged as collateral.
(4)Includes derivative liabilities and excludes provisions, decommissioning liabilities, deferred revenues, unearned premium reserve, work in progress, post-employment benefits, liabilities held for sale and various taxes and duties of $8,064 million.

(US$ MILLIONS)	June 30, 2021	December 31, 2020
Current
Marketable securities	$1,285	$995
Restricted cash	436	833
Derivative contracts	149	167
Loans and notes receivable	244	195
Other financial assets (1)	167	385
Total current	$2,281	$2,575
Non-current
Marketable securities	$3,875	$3,535
Restricted cash	279	272
Derivative contracts	87	110
Loans and notes receivable	745	1,002
Other financial assets (1)	1,496	1,302
Total non-current	$6,482	$6,221
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(1)Other financial assets include secured debentures, asset-backed securities and preferred shares in the partnership’s business services segment.

(US$ MILLIONS)	June 30, 2021	December 31, 2020
Current, net	$4,511	$4,306
Non-current, net
Accounts receivable	56	60
Retainer on customer contract	68	68
Billing rights	604	555
Total non-current, net	$728	$683
Total	$5,239	$4,989